CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (Unaudited) - USD ($)	Common Stock Class A Angel Studios, Inc. CIK: 0001671941	Common Stock Class B Angel Studios, Inc. CIK: 0001671941	Common Stock Class C Angel Studios, Inc. CIK: 0001671941	Common Stock Class F Angel Studios, Inc. CIK: 0001671941	Additional Paid-In Capital Angel Studios, Inc. CIK: 0001671941	Accumulated Deficit Angel Studios, Inc. CIK: 0001671941	Noncontrolling Interests Angel Studios, Inc. CIK: 0001671941	Class A	Class B	Angel Studios, Inc. CIK: 0001671941	Total
Balance as of beginning at Dec. 31, 2021	$ 20,842	$ 3,349	$ 508		$ 39,538,876	$ (5,187,312)				$ 34,376,263
Balance as of beginning (in units) at Dec. 31, 2021	20,842,227	3,349,017	508,420
Stock options exercised	$ 77				258,778					$ 258,855
Stock options exercised (in units)	77,012									77,011
Transfer of Common Stock	$ (9,912)			$ 9,912
Transfer of Common Stock (in units)	(9,912,072)			9,912,072
Repurchase of Common Stock	$ (48)		$ (456)		(85,684)	(341,029)				$ (427,217)
Repurchase of Common Stock (in units)	(48,002)		(456,364)
Stock-based compensation expense					1,503,969					1,503,969
Net income (loss)						(13,710,708)				(13,710,708)	$ 18,132,948
Balance as of ending at Dec. 31, 2022	$ 10,959	$ 3,349	$ 52	$ 9,912	41,215,939	(19,239,049)				$ 22,001,162
Balance as of ending (in units) at Dec. 31, 2022	10,959,165	3,348,988	52,056	9,912,072				23,000,000	5,750,000	24,272,281
Stock options exercised				$ 24	15,651					$ 15,675
Stock options exercised (in units)				22,934
Issuance of Common Stock			$ 529		7,499,471					7,500,000
Issuance of Common Stock (in units)			528,914
Stock-based compensation expense					415,613					415,613
Net income (loss)						(14,484,514)	$ (44,330)			(14,528,844)	2,841,712
Balance as of ending at Jun. 30, 2023	$ 10,959	$ 3,349	$ 581	$ 9,936	49,146,674	(33,723,563)	(44,330)			15,403,606
Balance as of ending (in units) at Jun. 30, 2023	10,959,165	3,348,988	580,970	9,935,006
Balance as of beginning at Dec. 31, 2022	$ 10,959	$ 3,349	$ 52	$ 9,912	41,215,939	(19,239,049)				$ 22,001,162
Balance as of beginning (in units) at Dec. 31, 2022	10,959,165	3,348,988	52,056	9,912,072				23,000,000	5,750,000	24,272,281
Stock options exercised				$ 198	235,528					$ 235,726
Stock options exercised (in units)				197,656						197,656
Issuance of Common Stock			$ 529		7,499,472					$ 7,500,001
Issuance of Common Stock (in units)			528,914
Transfer of Common Stock	$ (20)	$ (3)	$ 318	$ (295)
Transfer of Common Stock (in units)	(20,000)	(2,630)	317,346	(294,716)
Repurchase of Common Stock				$ (8)	(107,065)					(107,073)
Repurchase of Common Stock (in units)				(7,551)
Stock-based compensation expense					1,031,656					1,031,656
Cumulative translation adjustment						2,064				2,064
Net income (loss)						9,163,794	(151,670)			9,012,124	2,729,602
Balance as of ending at Dec. 31, 2023	$ 10,939	$ 3,346	$ 899	$ 9,807	49,875,530	(10,073,191)	(151,670)			$ 39,675,660
Balance as of ending (in units) at Dec. 31, 2023	10,939,165	3,346,358	898,316	9,807,461				8,350,065	1,550,000	24,991,300
Balance as of beginning at Mar. 31, 2023	$ 10,959	$ 3,349	$ 581	$ 9,935	48,916,547	(21,438,842)				$ 27,502,529
Balance as of beginning (in units) at Mar. 31, 2023	10,959,165	3,348,988	580,970	9,934,659
Stock options exercised				$ 1	3,856					3,857
Stock options exercised (in units)				347
Stock-based compensation expense					226,271					226,271
Net income (loss)						(12,284,721)	(44,330)			(12,329,051)
Balance as of ending at Jun. 30, 2023	$ 10,959	$ 3,349	$ 581	$ 9,936	49,146,674	(33,723,563)	(44,330)			15,403,606
Balance as of ending (in units) at Jun. 30, 2023	10,959,165	3,348,988	580,970	9,935,006
Balance as of beginning at Dec. 31, 2023	$ 10,939	$ 3,346	$ 899	$ 9,807	49,875,530	(10,073,191)	(151,670)			$ 39,675,660
Balance as of beginning (in units) at Dec. 31, 2023	10,939,165	3,346,358	898,316	9,807,461				8,350,065	1,550,000	24,991,300
Stock options exercised				$ 103	224,064					$ 224,167
Stock options exercised (in units)				102,889
Issuance of Common Stock			$ 582		8,249,389					8,249,971
Issuance of Common Stock (in units)			581,803
Transfer of Common Stock			$ 201	$ (201)
Transfer of Common Stock (in units)			201,304	(201,304)
Repurchase of Common Stock				$ (8)	(113,886)					(113,894)
Repurchase of Common Stock (in units)				(8,032)
Stock-based compensation expense					1,515,274					1,515,274
Cumulative translation adjustment						(2,063)				(2,063)
Net income (loss)						(37,326,897)	(43,210)			(37,370,107)	$ (243,377)
Balance as of ending at Jun. 30, 2024	$ 10,939	$ 3,346	$ 1,682	$ 9,701	59,750,371	(47,402,151)	(194,880)			$ 12,179,008
Balance as of ending (in units) at Jun. 30, 2024	10,939,165	3,346,358	1,681,423	9,701,014				5,363,113	1,550,000	25,667,960
Balance as of beginning at Mar. 31, 2024	$ 10,939	$ 3,346	$ 1,085	$ 9,636	50,908,243	(24,919,100)	(171,869)			$ 25,842,280
Balance as of beginning (in units) at Mar. 31, 2024	10,939,165	3,346,358	1,084,484	9,636,279
Stock options exercised				$ 84	152,388					152,472
Stock options exercised (in units)				84,283
Issuance of Common Stock			$ 582		8,249,389					8,249,971
Issuance of Common Stock (in units)			581,803
Transfer of Common Stock			$ 15	$ (15)
Transfer of Common Stock (in units)			15,136	(15,136)
Repurchase of Common Stock				$ (4)	(62,558)					(62,562)
Repurchase of Common Stock (in units)				(4,412)
Stock-based compensation expense					502,909					502,909
Cumulative translation adjustment						(238)				(238)
Net income (loss)						(22,482,813)	(23,011)			(22,505,824)
Balance as of ending at Jun. 30, 2024	$ 10,939	$ 3,346	$ 1,682	$ 9,701	$ 59,750,371	$ (47,402,151)	$ (194,880)			$ 12,179,008
Balance as of ending (in units) at Jun. 30, 2024	10,939,165	3,346,358	1,681,423	9,701,014				5,363,113	1,550,000	25,667,960